Equity In Earnings/(Loss) of Investees (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Opening balance	$ 15,373	$ 12,780
Investment in associates	2,192	2,066
Disposal	(79)	0
Impairment	(10,176)	0
Currency translation	(842)	437
Share of profit / (loss)	(7,874)	1,783	$ (164)
Closing balance	$ 5,126	$ 15,373	$ 12,780